Note 7 -Inventory (Details) - Inventory (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Inventory [Abstract]
Finished goods	$ 1,350	$ 812
	$ 1,350	$ 812